Calvert
Focused Value Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Air Freight & Logistics — 3.8%
United Parcel Service, Inc., Class B	5,414	$ 537,015
		$ 537,015
Banks — 8.9%
Bank of America Corp.	12,511	$ 688,105
Wells Fargo & Co.	6,224	580,077
		$ 1,268,182
Biotechnology — 3.2%
AbbVie, Inc.	2,019	$ 461,321
		$461,321
Broadline Retail — 5.3%
Amazon.com, Inc.(1)	3,251	$750,396
		$750,396
Building Products — 3.6%
Johnson Controls International PLC	4,290	$513,728
		$513,728
Capital Markets — 8.3%
Cboe Global Markets, Inc.	1,505	$377,755
Charles Schwab Corp.	4,909	490,458
Goldman Sachs Group, Inc.	360	316,440
		$1,184,653
Consumer Staples Distribution & Retail — 5.0%
BJ's Wholesale Club Holdings, Inc.(1)	3,622	$326,089
U.S. Foods Holding Corp.(1)	5,114	385,186
		$711,275
Containers & Packaging — 3.0%
Ball Corp.	8,123	$430,275
		$430,275
Electric Utilities — 2.5%
NextEra Energy, Inc.	4,468	$358,691
		$358,691
Electrical Equipment — 3.0%
Emerson Electric Co.	3,245	$430,676
		$430,676
Food Products — 2.7%
Hershey Co.	2,101	$382,340
		$382,340
Security	Shares	Value
Health Care Equipment & Supplies — 6.3%
Abbott Laboratories	4,105	$ 514,315
Boston Scientific Corp.(1)	4,093	390,268
		$ 904,583
Household Durables — 2.2%
Meritage Homes Corp.	4,826	$ 317,551
		$ 317,551
Industrial REITs — 3.2%
First Industrial Realty Trust, Inc.	8,015	$ 459,019
		$459,019
Insurance — 9.6%
American International Group, Inc.	5,854	$500,810
Reinsurance Group of America, Inc.	2,634	535,913
Ryan Specialty Holdings, Inc.	6,576	339,519
		$1,376,242
Interactive Media & Services — 5.5%
Alphabet, Inc., Class A	2,485	$777,805
		$777,805
Machinery — 2.6%
Ingersoll Rand, Inc.	4,731	$374,790
		$374,790
Metals & Mining — 2.8%
Steel Dynamics, Inc.	2,384	$403,969
		$403,969
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	9,324	$502,937
		$502,937
Semiconductors & Semiconductor Equipment — 8.5%
Intel Corp.(1)	17,457	$644,163
Micron Technology, Inc.	1,995	569,393
		$1,213,556
Software — 3.5%
Salesforce, Inc.	1,887	$499,885
		$499,885
Specialty Retail — 2.8%
Lowe's Cos., Inc.	1,679	$404,908
		$404,908
Total Common Stocks (identified cost $10,653,053)		$14,263,797

Calvert
Focused Value Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(2)	76,951	$ 76,951
Total Short-Term Investments (identified cost $76,951)		$ 76,951
Total Investments — 100.3% (identified cost $10,730,004)		$14,340,748
Other Assets, Less Liabilities — (0.3)%		$ (39,998)
Net Assets — 100.0%		$14,300,750

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.

Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at December 31, 2025.
Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $76,951, which represents 0.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Instituational Class(1)	$2,749,352	$7,302,526	$(9,974,927)	$ —	$ —	$76,951	$13,646	76,951

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$14,263,797(1)	$ —	$ —	$14,263,797
Short-Term Investments	76,951	—	—	76,951
Total Investments	$14,340,748	$ —	$ —	$14,340,748

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
2